RELATED PARTIES - Compensation to board of directors (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties
Retainer	€ 3,425,000	$ 3,703,455	€ 4,330,810	$ 4,552,118
Committees	485,776	525,271	922,562	969,705
Other compensation	2,171,940	2,348,520	3,250,445	3,416,544
Total	6,082,716	6,577,246	8,503,817	8,938,367
Hans-Holger Albrecht
Disclosure of transactions between related parties
Retainer	175,000	189,228	483,078	507,763
Committees	95,000	102,723	190,558	200,296
Other compensation	177,194	191,600	1,184,142	1,244,652
Total	447,194	483,551	1,857,778	1,952,711
Yaroslav Glazunov
Disclosure of transactions between related parties
Retainer	350,000	378,455	281,250	295,622
Committees	47,500	51,362	80,000	84,088
Other compensation	177,194	191,600
Total	574,694	621,417	361,250	379,710
Andrei Gusev
Disclosure of transactions between related parties
Retainer	350,000	378,455	281,250	295,622
Committees	30,000	32,439	52,500	55,183
Other compensation	177,194	191,600	500,000	525,550
Total	557,194	602,494	833,750	876,355
Gunnar Holt
Disclosure of transactions between related parties
Retainer	450,000	486,585	625,000	656,938
Committees			68,750	72,263
Other compensation	577,194	624,120
Total	1,027,194	1,110,705	693,750	729,201
Irene Shvakman
Disclosure of transactions between related parties
Retainer	175,000	189,228	350,000	367,885
Committees	35,000	37,846	55,000	57,810
Other compensation	177,194	191,600
Total	387,194	418,674	405,000	425,695
Vasily Sidorov
Disclosure of transactions between related parties
Retainer	175,000	189,228	350,000	367,885
Committees	35,000	37,846	123,750	130,074
Other compensation	177,194	191,600
Total	387,194	418,674	473,750	497,959
Michiel Soeting
Disclosure of transactions between related parties
Retainer	350,000	378,455	277,083	291,242
Committees	79,138	85,572	57,083	60,000
Other compensation	177,194	191,600
Total	606,332	655,627	334,166	351,242
Karen Linehan
Disclosure of transactions between related parties
Retainer	350,000	378,455	342,289	359,780
Committees	35,000	37,846	53,899	56,653
Total	385,000	416,301	396,188	416,433
Augie Fabela
Disclosure of transactions between related parties
Retainer	350,000	378,455	175,000	183,943
Committees	52,500	56,768	57,500	60,438
Other compensation	177,194	191,600
Total	579,694	626,823	232,500	244,381
Morten Lundal
Disclosure of transactions between related parties
Retainer	525,000	567,683	175,000	183,943
Committees	41,638	45,023	42,500	44,672
Other compensation	177,194	191,600
Total	743,832	804,306	217,500	228,615
Stan Miller
Disclosure of transactions between related parties
Retainer	175,000	189,228	175,000	183,943
Committees	35,000	37,846	30,000	31,533
Other compensation	177,194	191,600
Total	387,194	418,674	205,000	215,476
Mikhail Fridman
Disclosure of transactions between related parties
Retainer			12,500	13,139
Total	0	0	12,500	13,139
Leonid Boguslavsky
Disclosure of transactions between related parties
Retainer			175,000	183,943
Committees			12,500	13,139
Total	0	0	187,500	197,082
Gennady Gazin
Disclosure of transactions between related parties
Retainer			387,500	407,301
Committees			62,500	65,694
Other compensation			1,566,303	1,646,342
Total	0	0	2,016,303	2,119,337
Sergi Herrero
Disclosure of transactions between related parties
Retainer			175,000	183,943
Committees			12,500	13,139
Total	0	0	187,500	197,082
Robert Jan van de Kraats
Disclosure of transactions between related parties
Retainer			65,860	69,226
Committees			23,522	24,723
Total	€ 0	$ 0	€ 89,382	$ 93,949